LONG TERM LOAN (Tables)	9 Months Ended
Sep. 30, 2025
Long Term Loan
SCHEDULE OF LONG TERM LOAN

The activities of the long term loans during the nine-month ended September 30, 2025 are as follows:

	September 30, 2025	December 31, 2024
Balance, opening	$40,769	$85,107
Repayments	(48,199)	(47,818)
Addition	104,978	-
Interest expense, accrued	3,744	4,848
Translation difference	(2,013)	(1,368)
Balance, ending	99,279	40,769

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Condensed Consolidated Interim Financial Statements

For the nine months ended September 30, 2025

(Expressed in Canadian dollars)

(Unaudited)

NOTE 9 – LONG TERM LOAN (continued)

Less:
Long term loan – current portion	38,593	40,769
Long term loan	$60,686	$-

SCHEDULE OF UNDISCOUNTED REPAYMENTS

The undiscounted repayments for each of the next six years and in the aggregate are:

Year ended	Amount
December 31, 2025	14,560
December 31, 2026	37,226
December 31, 2027	27,618
December 31, 2028	10,137
December 31, 2029	5,672
December 31, 2030	4,066
$99,279